Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 348	€ 74	€ 250
Charges to Earnings	330	656	754
Deductions	(20)	(382)	(930)
Balance at End of Period	€ 658	€ 348	€ 74